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November 2, 2007

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Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attention: John Ganley

Re:	BlackRock Defined Opportunity Credit Trust —
Registration Statement on Form N-2 (File Nos. 333-146252 and 811-22126)

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of BlackRock Defined Opportunity Credit Trust  (the “Trust”) is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

Very truly yours,

/s/ Michael Hoffman
Michael Hoffman

Enclosures